EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Year ended
	December 31,
	2015	2014	2013

Risk free interest	1.24-1.61%	1.43-1.73%	0.90%
Dividend yields	0%	0%	0%
Volatility	33-34%	34-36%	46%
Expected term (in years)	4.8	4.8	5

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2015	4,431,383	$5.0	2.2	$1,405
Granted	570,000	$5.5
Exercised	(1,307,448)	$4.3
Expired	(1,209,005)	$5.7
Forfeited	(983,830)	$5.5

Outstanding at December 31, 2015	1,501,100	$5.0	4.3	$74

Exercisable at December 31, 2015	555,182	$4.7	3.3	$41

Vested and expected to vest at December 31, 2015	1,379,691	$4.9	4.2	$74

	Year ended December 31,
	2014		2013
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price

Options outstanding at beginning of year	5,374,000	$5.0	5,879,798	$5.0
Granted	600,000	$5.2	40,000	$5.3
Exercised	(272,000)	$4.0	(154,498)	$4.2
Expired	(21,750)	$6.5	(151,900)	$5.0
Forfeited	(1,248,867)	$5.2	(239,400)	$6.0

Options outstanding at end of year	4,431,383	$5.0	5,374,000	$5.0

Options exercisable at end of year	3,357,465	$5.2	4,097,913	$5.4

Schedule of Stock Option Activity by Exercise Price
					Weighted-
	Options	Weighted-		Options	average
	outstanding	average	Weighted	exercisable	exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2015	life (years)	Price	2015	options

$3.00-4.00	376,100	3.8	$3.4	149,600	$3.3
$4.54-6.77	1,075,000	4.4	$5.5	405,582	$5.2
$7.01	50,000	5.3	$7.0	-	$-

	1,501,100	4.3	$5.0	555,182	$4.7

Summary of Restricted Stock Activity
	Year ended December 31,
	2015		2014		2013
	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value

RSUs outstanding at the beginning of the year	571,625	$4.1	991,276	$4.1	1,348,452	$4.1
Granted	-		-		47,000	$5.8
Vested	(281,675)	$4.0	(323,650)	$4.1	(262,426)	$4.3
Forfeited	(45,750)	$3.9	(96,001)	$4.1	(141,750)	$4.3

RSUs outstanding at the end of the year	244,200	$4.1	571,625	$4.1	991,276	$4.1